Finance lease receivable - Net investment in finance leases (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Gross finance lease receivable – minimum lease payments	R 0	R 167
Unearned finance income	0	(5)
Net investment in finance leases	0	162
Not later than one year
Disclosure of finance lease and operating lease by lessor [line items]
Gross finance lease receivable – minimum lease payments	0	145
Net investment in finance leases	0	140
Later than one year but not later than five years
Disclosure of finance lease and operating lease by lessor [line items]
Gross finance lease receivable – minimum lease payments	0	22
Net investment in finance leases	R 0	R 22